Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Commitments

A. Commitments

1. Operating contracts or services

The Group enters into contracts in the normal course of business with CROs and clinical sites for the conduct of clinical trials, professional consultants for expert advice and other vendors for clinical supply manufacturing or other services. These contracts can usually be terminated with 30 to 180 days notice. In addition to this minimum duration, these contracts require full payment only for services already rendered.

During 2025, the Group did not have any commitments to purchase property, plant and equipment or patents and trademarks (respectively nil in 2024).

2. Lease obligations

The maturity analysis of lease liabilities is disclosed in the following table:

Maturity analysis for capitalized leases in 2025	Contractual minimum lease obligations	Effect of discounting	Lease liabilities
		(in €)
Within one year	319,916	62,973	256,943
After one year but not more than five years	760,338	119,365	640,973
More than five years	—	—	—
Total	1,080,254	182,338	897,916

Maturity analysis for capitalized leases in 2024	Contractual minimum lease obligations	Effect of discounting	Lease liabilities
		(in €)
Within one year	416,347	10,327	406,020
After one year but not more than five years	405,723	6,656	399,066
More than five years	—	—	—
Total	822,070	16,983	805,086
Maturity analysis for all lease obligations in 2025	Total	Low value leases	Short-term leases	Capitalized leases

Within one year	331,255	7,378	3,961	319,916
After one year but not more than five years	775,557	15,219	—	760,338
More than five years	—	—	—	—
Total	1,106,812	22,597	3,961	1,080,254

Maturity analysis for all lease obligations in 2024	Total	Low value leases	Short-term leases	Capitalized leases
		(in €)
Within one year	424,328	6,592	1,389	416,347
After one year but not more than five years	413,811	8,089	—	405,722
More than five years	—	—	—	—
Total	838,139	14,681	1,389	822,069

Anticipated future lease expenses were converted with the exchange rate as of December 31, 2025, 1 Euro 1.1750 U.S. dollar.

The Group applies the ‘lease of low-value assets’ recognition exemptions. The Group also applied the ‘short-term lease’ exemption for leases with a maturity of less than 12 months.